Summary of Number and Weighted Average Exercise Prices of Share Options Explanatory (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price, balance beginning | $ / shares	$ 22.00	$ 36.00	$ 36.00
Weighted average exercise price, granted | $ / shares	9.00		10.50
Weighted average exercise price, expired | $ / shares			14,756.25
Shares, exercised		(1,404,447)
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, balance ending | $ / shares	$ 21.25		$ 22.00
Employee Stock Option USD [member]
IfrsStatementLineItems [Line Items]
Shares, balance beginning	43,455	20,256	20,256
Shares, granted	2,000		23,200
Shares, expired			(1)
Shares, exercised
Shares, balance ending	45,455		43,455
Deferred Stock Units DSU [member]
IfrsStatementLineItems [Line Items]
Shares, balance beginning	16,920	6,920	6,920
Shares, granted			11,200
Shares, expired
Shares, exercised			(1,200)
Shares, balance ending	16,920		16,920